MORGAN STANLEY ALL STAR GROWTH FUND
LETTER TO THE SHAREHOLDERS o JULY 31, 2002


DEAR SHAREHOLDER:

During the 12-month period ended July 31, 2002, economic uncertainty, fear of terrorism and geopolitical conflicts all weighed heavily upon the U.S. equity markets. However, the issue of greatest concern to investors seemed to be a crisis in corporate accounting practices and corporate governance. Accounting irregularities at Enron and WorldCom had a tremendous spillover effect as investors regarded with extreme suspicion companies whose accounting practices appeared to be even remotely questionable or complex. As the number of corporate scandals and bankruptcies increased, investor sentiment deteriorated markedly.

The economic picture seemed to improve during the period, within both the manufacturing and retail sectors, but the pace of the recovery was more muted than many had hoped for. In addition, many businesses remained cautious and were reluctant to increase capital spending.

Despite notable strength in the equity markets during the fourth quarter of 2001, equity valuations had fallen significantly in many sectors by the end of July. These included some areas that had once been considered safe havens. By the end of the reporting period, investors were still looking for a positive catalyst to reverse this market weakness.

PERFORMANCE AND PORTFOLIO STRATEGY

For the 12-month period ended July 31, 2002, Morgan Stanley All Star Growth Fund's Class A, B, C and D shares returned -29.11 percent, -29.68 percent, -29.68 percent and -28.87 percent, respectively. For the same period, for the Standard & Poor's 500 Stock Index (S&P 500) returned -23.61 percent. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. The accompanying chart compares the performance of the Fund to that of the S&P 500.

The Fund utilizes a multi-manager investment approach whereby separate portions of the Fund's assets are managed according to four different investment strategies, each based on the distinct investment style of the particular manager. The four investment strategies include 1.) the Mid-Cap Strategy, 2.) the Selected Focus Strategy, 3.) the Aggressive Growth Strategy and 4.) the Sector Rotation Strategy. During the period under review, the Fund was well diversified among growth companies across the capitalization spectrum.

The Fund's underperformance relative to its benchmark was primarily attributable to its focus on growth-oriented stocks. During the period, value stocks outperformed growth stocks on a relative basis, with the Russell 1000(Reg. TM) Value Index declining 17.24 percent while the Russell 1000(Reg.
TM) Growth Index declined 28.75 percent.

MORGAN STANLEY ALL STAR GROWTH FUND
LETTER TO THE SHAREHOLDERS o JULY 31, 2002 continued


Information technology was the chief area of underperformance, because of both the Fund's overweighting of that sector relative to the S&P 500 and individual stock selection. Two areas that particularly struggled were software and semiconductors. The difficult information-technology spending environment has hurt software stocks, while semiconductor stocks have been negatively affected by concerns about a slowdown in personal computer sales. During the period, we reduced the Fund's overall technology exposure.

Performance was also hampered by financial stocks, due to both an underweighting in the sector and stock selection. Weakness was particularly apparent within diversified financials, most notably credit card issuer Capital One, which was eliminated from the portfolio. However, a number of the Fund's banking and insurance stocks within the sector performed well.

Positives for the Fund included stock selection within the consumer discretionary and consumer staples sectors - particularly food and beverage, restaurants and leisure, and specialty retail. In addition, the Fund's overweighted position in health care and underweightings in telecommunication services and utilities stocks contributed to performance. During the reporting period, we increased the Fund's exposure to consumer staples and energy, and reduced exposure to telecommunication services.

LOOKING AHEAD

We believe the current spate of disclosure disasters will likely lead to a purge that will ultimately be healthy for the equity markets. In our view, once the constant stream of negative news dissipates, investors will be able to regain confidence in the integrity and competency of company managements. Further, the economy is showing signs of improvement, and while recoveries do not occur in a straight line, we do believe that this economic recovery will, at some point, take hold.

Concerns about a lack of earnings visibility for the remainder of 2002 cloud the near-term business outlook for many companies. The Fund's portfolio management team continues to adhere to its investment discipline.

We appreciate your ongoing support of Morgan Stanley All Star Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin

Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President

MORGAN STANLEY ALL STAR GROWTH FUND
ANNUAL HOUSEHOLDING NOTICE o JULY 31, 2002


To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00am to 8:00pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

MORGAN STANLEY ALL STAR GROWTH FUND
FUND PERFORMANCE o JULY 31, 2002


                                  [LINE CHART]

                  Class A     Class B     Class C     Class D     S&P 500

"February 2001"     9.48       10.00       10.00       10.00       10.00
                    9.24        9.75        9.75        9.75        9.78
                    8.88        9.36        9.36        9.37        9.88
"July 2001"         8.07        8.49        8.49        8.52        9.61
                    6.96        7.32        7.32        7.37        8.43
                    7.36        7.72        7.72        7.79        9.03
                    7.03        7.36        7.36        7.45        8.63
"July 2002"         5.72        5.73        5.97        6.06        7.34

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

           AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDING JULY 31, 2002
--------------------------------------------------------------------------------

                           CLASS A SHARES*
-----------------------------------------------------------------------
1 Year                          (29.11)%(1)         (32.83)%(2)
Since Inception (2/26/2001)     (29.82)%(1)         (32.43)%(2)

                           CLASS C SHARES+
-----------------------------------------------------------------------
1 Year                          (29.68)%(1)         (30.39)%(2)
Since Inception (2/26/2001)     (30.39)%(1)         (30.39)%(2)

                           CLASS B SHARES**
-----------------------------------------------------------------------
1 Year                          (29.68)%(1)         (33.20)%(2)
Since Inception (2/26/2001)     (30.39)%(1)         (32.36)%(2)

                           CLASS D SHARES++
-----------------------------------------------------------------------
1 Year                          (28.87)%(1)
Since Inception (2/26/2001)     (29.66)%(1)

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value assuming a complete redemption on July 31, 2002.
(4) The Standard and Poor's 500 Index (S&P 500) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *  The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
++  Class D has no sales charge.

MORGAN STANLEY ALL STAR GROWTH FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2002

    NUMBER OF
     SHARES                                                    VALUE
----------------------------------------------------------------------
                       Common Stocks (97.2%)
                       Advertising/Marketing
                       Services (0.5%)
     9,500             Dun & Bradstreet Corp.* ..........   $  307,325
    13,750             Harte-Hanks Communications
                         Inc. ...........................      266,337
    13,100             Lamar Advertising Co.* ...........      413,698
     9,200             Valassis Communications,
                         Inc.* ..........................      337,640
                                                            ----------
                                                             1,325,000
                                                            ----------
                       Aerospace & Defense (2.3%)
     8,650             Alliant Techsystems, Inc.* .......      531,110
    18,600             General Dynamics Corp. ...........    1,505,112
    12,800             L-3 Communications Holdings,
                         Inc.* ..........................      591,616
    23,200             Lockheed Martin Corp. ............    1,487,352
    12,400             Northrop Grumman Corp. ...........    1,372,680
    11,000             Raytheon Co. .....................      358,380
                                                            ----------
                                                             5,846,250
                                                            ----------
                       Air Freight/Couriers (0.5%)
    11,200             C.H. Robinson Worldwide, Inc.           336,000
    13,850             Expeditors International of
                         Washington, Inc. ...............      408,575
     5,900             FedEx Corp. ......................      300,605
     3,900             United Parcel Service, Inc.
                         (Class B) ......................      254,826
                                                            ----------
                                                             1,300,006
                                                            ----------
                       Apparel/Footwear (0.7%)
    58,900             Coach, Inc.* .....................    1,342,920
     9,200             Jones Apparel Group, Inc.* .......      313,076
     3,900             Nike, Inc. (Class B) .............      192,231
                                                            ----------
                                                             1,848,227
                                                            ----------
                       Apparel/Footwear Retail (1.7%)
    37,450             Abercrombie & Fitch Co.
                         (Class A)* .....................      846,370
    14,300             Chico's FAS, Inc.* ...............      225,797
     8,400             Hot Topic, Inc.* .................      130,620
    18,245             Industria de Disend Textil, S.A.
                         (Spain) ........................      356,653
    94,450             Limited Brands, Inc. .............    1,697,266
    28,900             Ross Stores, Inc. ................    1,088,374
                                                            ----------
                                                             4,345,080
                                                            ----------
    NUMBER OF
     SHARES                                                    VALUE
----------------------------------------------------------------------
                       Auto Parts: O.E.M. (0.3%)
    20,000             ArvinMeritor, Inc. ...............   $  423,200
     9,200             Gentex Corp.* ....................      268,548
                                                            ----------
                                                               691,748
                                                            ----------
                       Beverages: Alcoholic (1.6%)
    48,650             Anheuser-Busch Companies,
                         Inc. ...........................    2,515,691
     2,900             Brown-Forman Corp. (Class B)            196,562
    18,300             Constellation Brands Inc.
                         (Class A)* .....................      525,942
     4,600             Coors (Adolph) Co. (Class B)......      277,886
    23,748             Diageo PLC .......................      288,276
                                                            ----------
                                                             3,804,357
                                                            ----------
                       Beverages: Non-Alcoholic (1.6%)
    70,300             Coca-Cola Co. (The) ..............    3,510,782
    15,000             Coca-Cola Enterprises Inc. .......      279,300
     3,700             Pepsi Bottling Group, Inc.
                         (The) ..........................       91,464
                                                            ----------
                                                             3,881,546
                                                            ----------
                       Biotechnology (4.4%)
    53,120             Amgen Inc.* ......................    2,424,397
    16,650             Biogen, Inc.* ....................      598,900
    11,900             Celgene Corp.* ...................      204,323
    11,000             Cephalon, Inc.* ..................      528,000
    59,750             Gilead Sciences, Inc.* ...........    1,820,582
    51,100             IDEC Pharmaceuticals Corp.*           2,278,549
    43,150             MedImmune, Inc.* .................    1,283,281
    12,750             Millennium Pharmaceuticals,
                         Inc.* ..........................      158,355
     1,100             Neurocrine Biosciences, Inc.*            40,381
     7,350             NPS Pharmaceuticals, Inc.* .......      160,009
    15,800             Scios, Inc.* .....................      495,488
    11,250             Transkaryotic Therapies, Inc.*          433,687
    10,400             Trimeris, Inc.* ..................      486,408
                                                            ----------
                                                            10,912,360
                                                            ----------
                       Broadcasting (1.7%)
    12,800             Entercom Communications
                         Corp.* .........................      554,240
    44,050             Radio One, Inc. (Class D)* .......      616,700
    55,200             Univision Communications,
                         Inc. (Class A)* ................    1,578,168

                        See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 CONTINUED

  NUMBER OF
   SHARES                                                         VALUE
--------------------------------------------------------------------------
   9,100               USA Interactive* ...................   $    200,646
  39,500               Westwood One, Inc.* ................      1,254,125
                                                              ------------
                                                                 4,203,879
                                                              ------------
                       Building Products (0.1%)
   2,500               American Standard
                         Companies, Inc.* .................        178,775
                                                              ------------
                       Casino/Gaming (1.0%)
  72,450               GTECH Holdings Corp.* ..............      1,445,377
   6,900               Harrah's Entertainment, Inc.* ......        326,508
  10,600               MGM Mirage * .......................        371,000
  47,850               Park Place Entertainment
                         Corp.* ...........................        439,263
                                                              ------------
                                                                 2,582,148
                                                              ------------
                       Catalog/Specialty Distribution (0.1%)
   5,650               J. Jill Group Inc.* ................        125,995
                                                              ------------
                       Chemicals: Major Diversified (0.2%)
   9,100               Du Pont (E.I.) de Nemours &
                         Co. ..............................        381,381
                                                              ------------
                       Chemicals: Specialty (0.2%)
   6,600               Air Products & Chemicals, Inc.              292,050
   5,400               Sigma-Aldrich Corp. ................        258,768
                                                              ------------
                                                                   550,818
                                                              ------------
                       Computer Communications (1.6%)
  52,050               Brocade Communications
                         Systems, Inc.* ...................        975,937
169,550                Cisco Systems, Inc.* ...............      2,236,364
 30,550                Emulex Corp.* ......................        707,538
 11,650                Extreme Networks, Inc.* ............        121,160
                                                              ------------
                                                                 4,040,999
                                                              ------------
                       Computer Peripherals (0.5%)
 14,700                EMC Corp.* .........................        110,250
  6,450                Lexmark International, Inc. * ......        315,276
 10,500                Network Appliance, Inc.* ...........         88,830
 17,950                QLogic Corp.* ......................        731,462
                                                              ------------
                                                                 1,245,818
                                                              ------------
                       Computer Processing
                       Hardware (1.8%)
125,700                Dell Computer Corp.* ...............      3,133,701
 17,950                International Business
                         Machines Corp. ...................      1,263,680
                                                              ------------
                                                                 4,397,381
                                                              ------------
  NUMBER OF
   SHARES                                                         VALUE
--------------------------------------------------------------------------
                       Containers/Packaging (0.3%)
 45,200                Pactiv Corp.* ......................   $    821,284
                                                              ------------
                       Contract Drilling (1.1%)
 25,900                ENSCO International Inc. ...........        669,515
 32,700                GlobalSantaFe Corp. ................        737,058
  2,500                Nabors Industries, Ltd.
                         (Barbados)* ......................         76,300
 28,550                Noble Corp.* .......................        925,020
  6,500                Rowan Companies, Inc. ..............        127,205
 11,400                Transocean Inc. ....................        290,700
                                                              ------------
                                                                 2,825,798
                                                              ------------
                       Data Processing Services (1.2%)
 31,450                Affiliated Computer Services,
                         Inc. (Class A)* ..................      1,477,521
 27,800                BISYS Group, Inc. (The)* ...........        642,180
  9,200                Certergy Inc.* .....................        301,024
  6,800                CheckFree Corp.* ...................         67,728
 13,700                DST Systems, Inc.* .................        461,690
                                                              ------------
                                                                 2,950,143
                                                              ------------
                       Department Stores (0.2%)
  5,700                Kohl's Corp.* ......................        376,200
  3,200                Sears, Roebuck & Co. ...............        150,944
                                                              ------------
                                                                   527,144
                                                              ------------
                       Discount Stores (3.3%)
 11,900                99 Cents Only Stores* ..............        290,122
 54,950                BJ's Wholesale Club, Inc.* .........      1,931,492
 46,450                Dollar General Corp. ...............        797,082
 29,800                Dollar Tree Stores, Inc.* ..........        929,656
  9,200                Family Dollar Stores, Inc. .........        278,668
 78,700                Wal-Mart Stores, Inc. ..............      3,870,466
                                                              ------------
                                                                 8,097,486
                                                              ------------
                       Electric Utilities (0.1%)
  3,700                Consolidated Edison, Inc. ..........        158,545
                                                              ------------
                       Electrical Products (0.2%)
 13,950                Molex Inc. .........................        407,061
                                                              ------------
                       Electronic Components (0.5%)
  3,850                Amphenol Corp. (Class A)* ..........        144,952
 50,250                Jabil Circuit, Inc.* ...............        893,947
 11,800                Vishay Intertechnology, Inc.*.......        201,190
                                                              ------------
                                                                 1,240,089
                                                              ------------

                        See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 CONTINUED

NUMBER OF
 SHARES                                                       VALUE
-----------------------------------------------------------------------
                       Electronic Distributors (0.4%)
22,350                 CDW Computer Centers,
                         Inc.* .........................   $  1,068,330
                                                           ------------
                       Electronic Equipment/
                         Instruments (0.2%)
 9,600                 Diebold, Inc. ...................        327,072
49,950                 JDS Uniphase Corp.* .............        125,874
                                                           ------------
                                                                452,946
                                                           ------------
                       Electronic Production
                         Equipment (1.0%)
28,500                 Applied Materials, Inc.* ........        423,795
20,700                 Celestica, Inc.* ................        444,015
19,350                 KLA-Tencor Corp.* ...............        762,196
22,900                 Lam Research Corp.* .............        281,670
 6,500                 Novellus Systems, Inc.* .........        175,435
11,450                 Synopsys, Inc.* .................        489,716
                                                           ------------
                                                              2,576,827
                                                           ------------
                       Engineering & Construction (0.1%)
 9,200                 Jacobs Engineering Group,
                         Inc.* .........................        319,148
                                                           ------------
                       Finance/Rental/Leasing (2.5%)
11,600                 Countrywide Credit Industries,
                         Inc. ..........................        589,396
 3,300                 Fannie Mae ......................        247,137
65,600                 Freddie Mac .....................      4,063,920
33,000                 Ryder System, Inc. ..............        863,610
 4,700                 SLM Corp. .......................        427,700
                                                           ------------
                                                              6,191,763
                                                           ------------
                       Financial Conglomerates (1.5%)
44,450                 American Express Co. ............      1,567,307
50,600                 Citigroup, Inc. .................      1,697,124
11,000                 Investors Financial Services
                         Corp. .........................        338,470
                                                           ------------
                                                              3,602,901
                                                           ------------
                       Financial Publishing/Services (1.1%)
39,200                 Moody's Corp. ...................      1,944,320
30,600                 SunGard Data Systems Inc.*.......        717,570
                                                           ------------
                                                              2,661,890
                                                           ------------
                       Food Retail (0.3%)
17,500                 Whole Foods Market, Inc.* .......        767,725
                                                           ------------
NUMBER OF
 SHARES                                                       VALUE
-----------------------------------------------------------------------
                       Food: Major Diversified (0.8%)
 6,000                 Kellogg Co.  ....................   $    206,640
 5,800                 Kraft Foods Inc. (Class A) ......        214,600
   700                 Nestle S.A. (Registered
                         Shares) .......................        150,074
23,500                 PepsiCo, Inc. ...................      1,009,090
 5,200                 Unilever NV (Share
                         Certificates) .................        293,259
                                                           ------------
                                                              1,873,663
                                                           ------------
                       Food: Meat/Fish/Dairy (0.5%)
23,000                 Dean Foods Co.* .................        766,820
 5,500                 Dreyer's Grand Ice Cream,
                         Inc. ..........................        368,280
                                                           ------------
                                                              1,135,100
                                                           ------------
                       Food: Specialty/Candy (0.5%)
25,938                 Cadbury Schweppes PLC ...........        179,949
 8,000                 Hershey Foods Corp. .............        627,680
22,900                 McCormick & Co., Inc.
                         (Non-Voting) ..................        520,975
                                                           ------------
                                                              1,328,604
                                                           ------------
                       Home Building (0.5%)
24,300                 Lennar Corp. ....................      1,233,225
                                                           ------------
                       Home Furnishings (0.2%)
 7,947                 Mohawk Industries, Inc.* ........        377,482
                                                           ------------
                       Home Improvement Chains (1.0%)
12,800                 Fastenal Co. ....................        487,296
48,200                 Home Depot, Inc. (The) ..........      1,488,416
14,400                 Lowe's Companies, Inc. ..........        545,040
                                                           ------------
                                                              2,520,752
                                                           ------------
                       Hospital/Nursing Management (2.7%)
64,350                 HCA Inc. ........................      3,024,450
39,450                 Tenet Healthcare Corp.* .........      1,879,792
29,600                 Triad Hospitals, Inc.* ..........      1,183,408
11,400                 Universal Health Services, Inc.
                         (Class B)* ....................        538,992
                                                           ------------
                                                              6,626,642
                                                           ------------
                       Hotels/Resorts/Cruiselines (0.7%)
71,650                 Starwood Hotels & Resorts
                         Worldwide, Inc. ...............      1,841,405
                                                           ------------

                        See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 CONTINUED

NUMBER OF
 SHARES                                                         VALUE
-------------------------------------------------------------------------
                       Household/Personal Care (2.1%)
   3,100               Alberto-Culver Co. (Class B) ......   $    147,281
   6,600               Avon Products, Inc. ...............        305,316
   6,800               Clorox Co. (The) ..................        261,800
  16,000               Dial Corp. (The) ..................        320,320
  11,000               Gillette Co. (The) ................        361,680
   9,700               Kimberly-Clark Corp. ..............        592,185
  36,750               Procter & Gamble Co. (The) ........      3,270,382
                                                             ------------
                                                                5,258,964
                                                             ------------
                       Industrial Conglomerates (3.1%)
   5,300               3M Co. ............................        666,899
 182,200               General Electric Co. ..............      5,866,840
   4,500               ITT Industries, Inc. ..............        287,460
   5,700               SPX Corp.* ........................        595,650
   5,300               United Technologies Corp. .........        368,350
                                                             ------------
                                                                7,785,199
                                                             ------------
                       Industrial Specialties (0.8%)
   6,900               Donaldson Co., Inc. ...............        231,288
  31,400               Ecolab, Inc. ......................      1,442,830
  16,200               RPM, Inc. .........................        231,984
                                                             ------------
                                                                1,906,102
                                                             ------------
                       Information Technology
                         Services (0.3%)
   3,700               Anteon International Corp.* .......         72,964
  17,150               PeopleSoft, Inc.* .................        308,357
  11,400               Reynolds & Reynolds Co.
                         (The) (Class A) .................        283,860
                                                             ------------
                                                                  665,181
                                                             ------------
                       Insurance Brokers/Services (0.7%)
  24,683               ChoicePoint Inc.* .................      1,033,971
  11,600               Gallagher (Arthur J.) & Co. .......        341,156
  14,450               Willis Group Holdings Ltd.* .......        457,198
                                                             ------------
                                                                1,832,325
                                                             ------------
                       Integrated Oil (0.3%)
  14,600               Exxon Mobil Corp. .................        536,696
   5,800               Royal Dutch Petroleum Co.
                         (NY Registered Shares)
                         (Netherlands) ...................        265,060
                                                             ------------
                                                                  801,756
                                                             ------------
NUMBER OF
 SHARES                                                         VALUE
-------------------------------------------------------------------------
                       Internet Software/Services (0.1%)
 20,150                BEA Systems, Inc.* ................   $    111,832
 22,800                Siebel Systems, Inc.* .............        214,320
                                                             ------------
                                                                  326,152
                                                             ------------
                       Investment Banks/Brokers (1.1%)
  2,600                Bear Stearns Companies, Inc.
                         (The) ...........................        156,572
 25,500                Goldman Sachs Group, Inc.
                         (The) ...........................      1,865,325
 11,400                Legg Mason, Inc. ..................        486,096
  4,500                Lehman Brothers Holdings,
                       Inc. ..............................        255,195
                                                             ------------
                                                                2,763,188
                                                             ------------
                       Investment Managers (0.5%)
  6,750                Affiliated Managers Group,
                         Inc.* ...........................        318,735
  9,600                Eaton Vance Corp.
                         (Non-Voting) ....................        256,896
  7,800                Federated Investors, Inc.
                         (Class B) .......................        221,676
  5,700                Franklin Resources, Inc. ..........        195,681
  6,900                Neuberger Berman Inc. .............        210,312
                                                             ------------
                                                                1,203,300
                                                             ------------
                       Life/Health Insurance (0.2%)
 19,850                AFLAC, Inc. .......................        623,488
                                                             ------------
                       Major Banks (1.9%)
 16,300                Bank of America Corp. .............      1,083,950
 51,150                Bank of New York Co., Inc.
                         (The) ...........................      1,637,823
 22,600                Bank One Corp. ....................        879,366
  4,100                Comerica, Inc. ....................        238,456
 18,000                Wells Fargo & Co. .................        915,480
                                                             ------------
                                                                4,755,075
                                                             ------------
                       Major Telecommunications (0.3%)
 23,150                Verizon Communications Inc.........        763,950
                                                             ------------
                       Managed Health Care (2.0%)
  9,200                Aetna Inc. ........................        401,856
  6,550                Anthem, Inc.* .....................        444,614
 28,500                Caremark Rx, Inc.* ................        447,450
 16,500                First Health Group Corp.* .........        414,810

                        See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 CONTINUED

NUMBER OF
 SHARES                                                         VALUE
-------------------------------------------------------------------------
 9,200                 Mid Atlantic Medical Services,
                         Inc.* ...........................   $    299,552
13,700                 Oxford Health Plans, Inc.* ........        589,374
20,500                 UnitedHealth Group Inc. ...........      1,797,030
 8,300                 WellPoint Health Networks,
                       Inc.* .............................        593,450
                                                             ------------
                                                                4,988,136
                                                             ------------
                       Media Conglomerates (1.0%)
66,750                 Viacom, Inc. (Class B)
                         (Non-Voting)* ...................      2,597,910
                                                             ------------
                       Medical Distributors (0.7%)
15,850                 AmerisourceBergen Corp. ...........      1,061,791
 6,900                 Henry Schein, Inc.* ...............        296,424
 9,300                 Patterson Dental Co.* .............        430,404
                                                             ------------
                                                                1,788,619
                                                             ------------
                       Medical Specialties (3.1%)
38,500                 Boston Scientific Corp.* ..........      1,154,615
13,750                 DENTSPLY International, Inc........        545,050
 9,200                 Hillenbrand Industries, Inc. ......        497,352
31,800                 Medtronic, Inc. ...................      1,284,720
38,250                 St. Jude Medical, Inc.* ...........      1,453,500
36,900                 Varian Medical Systems,
                         Inc.* ...........................      1,542,420
34,290                 Zimmer Holdings, Inc.* ............      1,276,617
                                                             ------------
                                                                7,754,274
                                                             ------------
                       Medical/Nursing Services (0.5%)
40,550                 Lincare Holdings, Inc.* ...........      1,272,459
                                                             ------------
                       Miscellaneous Commercial
                         Services (0.5%)
20,200                 Iron Mountain Inc.* ...............        600,950
21,150                 Sabre Holdings Corp.* .............        560,898
                                                             ------------
                                                                1,161,848
                                                             ------------
                       Miscellaneous Manufacturing (0.2%)
 4,700                 Danaher Corp. .....................        291,635
 6,900                 Pentair, Inc. .....................        280,623
                                                             ------------
                                                                  572,258
                                                             ------------
                       Motor Vehicles (0.3%)
 6,750                 Harley-Davidson, Inc. .............        319,680
11,000                 Honda Motor Co., Ltd. .............        456,995
                                                             ------------
                                                                  776,675
                                                             ------------
NUMBER OF
 SHARES                                                         VALUE
-------------------------------------------------------------------------
                       Movies/Entertainment (0.2%)
 7,100                 Fox Entertainment Group, Inc.
                         (Class A)* ......................   $    141,645
23,450                 Regal Entertainment Group
                         (Class A)* ......................        463,607
                                                             ------------
                                                                  605,252
                                                             ------------
                       Multi-Line Insurance (0.7%)
34,400                 American International Group,
                         Inc. ............................      2,198,848
                                                             ------------
                       Office Equipment/Supplies (0.0%)
 1,400                 Avery Dennison Corp. ..............         87,094
                                                             ------------
                       Oil & Gas Production (0.4%)
13,600                 Ocean Energy, Inc. ................        270,640
24,500                 Pioneer Natural Resources
                         Co.* ............................        593,145
11,400                 Suncor Energy, Inc. (Canada).......        188,784
                                                             ------------
                                                                1,052,569
                                                             ------------
                       Oilfield Services/Equipment (2.8%)
78,750                 Baker Hughes Inc. .................      2,110,500
63,950                 BJ Services Co.* ..................      2,039,366
 8,800                 Schlumberger Ltd. .................        377,696
24,000                 Smith International, Inc.* ........        758,640
39,050                 Weatherford International
                         Ltd.* ...........................      1,583,868
                                                             ------------
                                                                6,870,070
                                                             ------------
                       Other Consumer Services (2.5%)
26,450                 Apollo Group, Inc. (Class A)*......      1,038,163
26,850                 Block (H.&R.), Inc. ...............      1,296,318
15,850                 Career Education Corp.* ...........        699,619
12,800                 Corinthian Colleges, Inc.* ........        403,840
17,400                 eBay, Inc.* .......................        993,366
18,200                 ServiceMaster Co. (The) ...........        222,040
33,950                 Weight Watchers International,
                         Inc.* ...........................      1,481,918
                                                             ------------
                                                                6,135,264
                                                             ------------
                       Other Consumer Specialties (0.1%)
 6,900                 Fortune Brands, Inc. ..............        360,870
                                                             ------------
                       Packaged Software (4.9%)
25,150                 Adobe Systems, Inc. ...............        602,594
 7,350                 BMC Software, Inc.* ...............         98,858

                        See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 CONTINUED

NUMBER OF
 SHARES                                                             VALUE
-----------------------------------------------------------------------------
  9,300                Cadence Design Systems,
                       Inc.* .................................   $    115,785
 32,250                Intuit Inc.* ..........................      1,418,355
 23,950                Mercury Interactive Corp.* ............        613,599
133,600                Microsoft Corp.* ......................      6,410,128
  4,050                NetIQ Corp.* ..........................         80,231
  7,550                Network Associates, Inc.* .............         91,733
 87,400                Oracle Corp.* .........................        874,787
 19,750                Rational Software Corp.* ..............        132,720
 26,500                Symantec Corp.* .......................        888,810
 26,200                TIBCO Software, Inc.* .................        142,004
 38,450                VERITAS Software Corp.* ...............        647,114
                                                                 ------------
                                                                   12,116,718
                                                                 ------------
                       Personnel Services (0.4%)
 27,100                Manpower, Inc. ........................      1,020,586
                                                                 ------------
                       Pharmaceuticals: Major (5.0%)
 13,300                Abbott Laboratories ...................        550,753
 69,550                Johnson & Johnson .....................      3,686,150
  3,800                Lilly (Eli) & Co. .....................        221,996
  4,400                Merck & Co., Inc. .....................        218,240
178,625                Pfizer, Inc. ..........................      5,778,519
  7,300                Schering-Plough Corp. .................        186,150
 49,325                Wyeth .................................      1,968,068
                                                                 ------------
                                                                   12,609,876
                                                                 ------------
                       Pharmaceuticals: Other (0.6%)
  4,550                Allergan, Inc. ........................        275,230
 13,400                Forest Laboratories, Inc.* ............      1,038,098
  2,300                Teva Pharmaceutical
                         Industries Ltd. (ADR)
                         (Israel) ............................        153,412
                                                                 ------------
                                                                    1,466,740
                                                                 ------------
                       Precious Metals (0.7%)
  6,500                Barrick Gold Corp. (Canada) ...........         99,580
 25,200                Gold Fields Ltd. (ADR) (South
                         Africa) .............................        251,496
 50,800                Goldcorp Inc. (Canada) ................        430,784
 40,500                Newmont Mining Corp. Hldg
                         Co. .................................        988,200
  5,800                Placer Dome Inc. (Canada) .............         48,546
                                                                 ------------
                                                                    1,818,606
                                                                 ------------
NUMBER OF
 SHARES                                                             VALUE
-----------------------------------------------------------------------------
                       Property - Casualty Insurers (0.5%)
 13,300                Allstate Corp. (The) ..................   $    505,533
  7,850                Everest Re Group, Ltd.
                         (Barbados) ..........................        429,788
  6,600                RenaissanceRe Holdings Ltd.
                         (Bermuda) ...........................        257,400
                                                                 ------------
                                                                    1,192,721
                                                                 ------------
                       Publishing: Newspapers (0.5%)
 14,300                Belo Corp. (Series A) .................        312,455
  5,200                Gannett Co., Inc. .....................        373,932
 10,500                New York Times Co. (The)
                         (Class A) ...........................        475,125
                                                                 ------------
                                                                    1,161,512
                                                                 ------------
                       Railroads (0.3%)
  7,700                CSX Corp. .............................        266,189
 15,400                Norfolk Southern Corp. ................        311,850
  5,000                Union Pacific Corp. ...................        293,350
                                                                 ------------
                                                                      871,389
                                                                 ------------
                       Recreational Products (2.2%)
 38,050                Activision, Inc.* .....................      1,092,796
 11,400                Brunswick Corp. .......................        260,832
 47,450                Electronic Arts Inc.* .................      2,855,541
  8,100                International Game
                         Technology* .........................        471,825
 32,100                Mattel, Inc. ..........................        603,801
  4,600                Polaris Industries Inc. ...............        312,846
                                                                 ------------
                                                                    5,597,641
                                                                 ------------
                       Regional Banks (1.4%)
 11,400                Commerce Bancorp, Inc. ................        526,908
 26,200                Compass Bancshares, Inc. ..............        843,378
 13,900                Fifth Third Bancorp ...................        918,373
  9,300                North Fork Bancorporation,
                         Inc. ................................        377,673
  9,200                TCF Financial Corp. ...................        436,632
 13,750                Union Planters Corp. ..................        421,300
                                                                 ------------
                                                                    3,524,264
                                                                 ------------
                       Restaurants (2.2%)
 22,200                Brinker International, Inc.* ..........        723,720
 39,150                CBRL Group, Inc. ......................      1,171,368
  4,200                Cheesecake Factory, Inc.
                         (The)* ..............................        152,208
 18,650                Jack in the Box Inc.* .................        516,605

                        See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 CONTINUED

NUMBER OF
 SHARES                                                           VALUE
--------------------------------------------------------------------------
  13,300               Outback Steakhouse, Inc.* ..........   $    424,802
  18,100               Starbucks Corp.* ...................        355,303
  28,150               Wendy's International, Inc. ........      1,035,639
  33,100               Yum! Brands, Inc.* .................      1,022,790
                                                              ------------
                                                                 5,402,435
                                                              ------------
                       Savings Banks (0.5%)
  21,550               Charter One Financial, Inc. ........        730,976
   4,800               Golden West Financial Corp. ........        315,600
  11,400               Roslyn Bancorp, Inc. ...............        246,263
                                                              ------------
                                                                 1,292,839
                                                              ------------
                       Semiconductors (3.8%)
  88,300               Agere Systems, Inc.
                        (Class B)* ........................        172,185
  10,700               Altera Corp.* ......................        126,581
   9,600               Broadcom Corp. (Class A)* ..........        180,096
  14,800               Cypress Semiconductor
                        Corp.* ............................        169,904
  31,050               Fairchild Semiconductor Corp.
                        (Class A)* ........................        553,622
  25,250               Integrated Device Technology,
                        Inc.* .............................        323,200
129,250                Intel Corp. ........................      2,428,608
  4,450                International Rectifier Corp.*......        102,617
 21,150                Intersil Corp. (Class A)* ..........        460,859
 28,850                Linear Technology Corp. ............        781,258
  9,500                Marvell Technology Group Ltd.
                        (Bermuda)* ........................        181,925
 12,050                Maxim Integrated Products,
                        Inc.* .............................        423,919
 63,000                Microchip Technology Inc.* .........      1,387,260
 18,300                Micron Technology, Inc.* ...........        356,667
  6,700                National Semiconductor
                        Corp.* ............................        121,337
 14,000                PMC - Sierra, Inc.* ................        133,700
 12,400                Semtech Corp.* .....................        243,784
  9,994                Skyworks Solutions, Inc.* ..........         28,983
 54,550                Texas Instruments, Inc. ............      1,262,833
                                                              ------------
                                                                 9,439,338
                                                              ------------
                       Services to the Health
                       Industry (1.3%)
  9,200                Accredo Health, Inc.* ..............        438,849
  9,200                Express Scripts, Inc.
                        (Class A)* .........................       478,400

NUMBER OF
 SHARES                                                           VALUE
--------------------------------------------------------------------------
 43,450                Laboratory Corp. of America
                         Holdings* ........................   $  1,490,335
  9,200                Quest Diagnostics Inc.* ............        555,588
  8,150                Stericycle, Inc.* ..................        269,032
                                                              ------------
                                                                 3,232,204
                                                              ------------
                       Specialty Insurance (0.5%)
  6,500                Ambac Financial Group, Inc. ........        409,695
 11,300                Fidelity National Financial,
                         Inc. .............................        334,367
  8,000                MBIA, Inc. .........................        396,720
                                                              ------------
                                                                 1,140,782
                                                              ------------
                       Specialty Stores (1.2%)
  4,600                AutoZone, Inc.* ....................        339,250
 18,200                Bed Bath & Beyond Inc.* ............        564,200
 22,700                Michaels Stores, Inc.* .............        840,581
 13,700                Pier 1 Imports, Inc. ...............        237,010
 18,300                Staples, Inc.* .....................        305,427
 26,600                Williams-Sonoma, Inc.* .............        605,150
                                                              ------------
                                                                 2,891,618
                                                              ------------
                       Specialty Telecommunications (0.0%)
 44,450                Crown Castle International
                         Corp.* ...........................        102,235
                                                              ------------
                       Steel (0.4%)
 17,200                Nucor Corp. ........................        960,276
                                                              ------------
                       Telecommunication Equipment (0.7%)
  6,700                Advanced Fibre
                         Communications, Inc.* ............        115,441
 18,600                CIENA Corp.* .......................         74,958
  5,850                Harris Corp. .......................        187,844
 69,300                Motorola, Inc. .....................        803,880
127,800                Nortel Networks Corp.
                         (Canada)* ........................        123,966
  6,300                QUALCOMM Inc.* .....................        173,124
 25,000                RF Micro Devices, Inc.* ............        166,500
                                                              ------------
                                                                 1,645,713
                                                              ------------
                       Tobacco (1.1%)
 15,200                Loews Corp. - Carolina
                         Group ............................        375,440
 50,050                Philip Morris Companies, Inc........      2,304,803
                                                              ------------
                                                                 2,680,243
                                                              ------------

                        See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
PORTFOLIO OF INVESTMENTS o JULY 31, 2002 CONTINUED

 NUMBER OF
  SHARES                                                    VALUE
--------------------------------------------------------------------
                Tools/Hardware (0.1%)
    2,900       Black & Decker Corp. (The) ..........   $    131,950
                                                        ------------
                Trucking (0.2%)
    5,400       Landstar System, Inc.* ..............        538,974
                                                        ------------
                Trucks/Construction/Farm
                Machinery (0.3%)
   47,900       AGCO Corp.* .........................        858,847
                                                        ------------
                Wholesale Distributors (0.1%)
    9,900       Genuine Parts Co. ...................        304,029
                                                        ------------
                Wireless Telecommunications (0.2%)
   44,450       Nextel Communications, Inc.
                  (Class A)* ........................        254,699
    9,600       Vodafone Group PLC (ADR)
                  (United Kingdom) ..................        145,632
                                                        ------------
                                                             400,331
                                                        ------------
                Total Common Stocks
                (Cost $266,366,061)..................    242,576,414
                                                        ------------
  PRINCIPAL
  AMOUNT IN
  THOUSANDS
------------
                U.S. Government Obligation (0.8)%
$   2,000       U.S. Treasury Note 4.875%
                  due 02/15/12
                  (Cost $2,000,000)..................      2,063,282
                                                        ------------
                Short-Term Investment (2.9%)
                  Repurchase Agreement
    7,152       Joint repurchase agreement
                  account 1.84% due
                  08/01/02 (dated
                  07/31/02; proceeds
                  $7,152,366) (a)
                  (Cost $7,152,000)..................      7,152,000
                                                        ------------
                                                           VALUE
                                                        ------------
Total Investments
(Cost $275,518,061) (b).................   100.9%       $251,791,696
Liabilities in Excess of Other
Assets .................................   (0.9)          (2,318,703)
                                           -----        ------------
Net Assets .............................   100.0%       $249,472,993
                                           =====        ============

---------------------------
ADR   American Depository Receipt.
 *    Non-income producing security.
(a)   Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes is $295,432,850. The aggregate gross unrealized appreciation is $4,675,600 and the aggregate gross unrealized depreciation is $48,316,754, resulting in net unrealized depreciation of $43,641,154.

Forward Foreign Currency Contracts Open at July 31, 2002:

                                                  UNREALIZED
   CONTRACTS       IN EXCHANGE     DELIVERY      APPRECIATON/
  TO RECEIVE           FOR           DATE       (DEPRECIATION)
--------------   --------------   ----------   ---------------
  $   93,099     EUR  94,700      08/01/02         $  540
  GBP 99,945     $   157,253      08/01/02           (910)
  GBP 16,646     $    26,190      08/01/02           (151)
  GBP 67,432     $   105,618      08/02/02           (135)
                                                   ------
  Net unrealized depreciation ............         $ (656)
                                                   ======

Currency Abbreviations:
-----------------------
EUR    Euro.
GBP    British Pound.

                        See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2002

Assets:
Investments in securities, at value
 (cost $275,518,061)..............................................      $251,791,696
Foreign Cash .....................................................           147,260
Receivable for:
  Investments sold ...............................................         6,676,666
  Shares of beneficial interest sold .............................           149,006
  Dividends ......................................................            78,071
  Interest .......................................................            45,345
Prepaid expenses and other assets ................................           230,568
                                                                        ------------
  Total Assets ...................................................       259,118,612
                                                                        ------------
Liabilities:
Payable for:
  Investments purchased ..........................................         8,253,796
  Shares of beneficial interest redeemed .........................           368,487
  Distribution fee ...............................................           214,726
  Investment management fee ......................................           176,808
Payable to bank ..................................................           467,782
Accrued expenses and other payables ..............................           164,020
                                                                        ------------
  Total Liabilities ..............................................         9,645,619
                                                                        ------------
  Net Assets .....................................................      $249,472,993
                                                                        ============
Composition of Net Assets:
Paid-in-capital ..................................................      $435,755,720
Net unrealized depreciation ......................................       (23,726,881)
Undistributed net investment income ..............................               656
Accumulated net realized loss ....................................      (162,556,502)
                                                                        ------------
  Net Assets .....................................................      $249,472,993
                                                                        ============
Class A Shares:
Net Assets .......................................................       $19,898,096
Shares Outstanding (unlimited authorized, $.01 par value).........         3,294,479
  Net Asset Value Per Share ......................................             $6.04
                                                                               =====
  Maximum Offering Price Per Share
  (net asset value plus 5.54% of net asset value) ................             $6.37
                                                                               =====
Class B Shares:
Net Assets .......................................................      $191,879,414
Shares Outstanding (unlimited authorized, $.01 par value).........        32,114,387
  Net Asset Value Per Share ......................................             $5.97
                                                                               =====
Class C Shares:
Net Assets .......................................................       $30,320,703
Shares Outstanding (unlimited authorized, $.01 par value).........         5,074,661
  Net Asset Value Per Share ......................................             $5.97
                                                                               =====
Class D Shares:
Net Assets .......................................................        $7,374,780
Shares Outstanding (unlimited authorized, $.01 par value).........         1,216,748
  Net Asset Value Per Share ......................................             $6.06
                                                                               =====

                        See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF OPERATIONS
For the year ended July 31, 2002

Net Investment Loss:
Income
Dividends (net of $5,811 foreign withholding tax).........................    $    1,916,274
Interest .................................................................           439,919
                                                                              --------------
  Total Income ...........................................................         2,356,193
                                                                              --------------
Expenses
Distribution fee (Class A shares) ........................................            68,450
Distribution fee (Class B shares) ........................................         2,771,906
Distribution fee (Class C shares) ........................................           451,618
Investment management fee ................................................         2,732,928
Transfer agent fees and expenses .........................................           939,813
Custodian fees ...........................................................           207,152
Shareholder reports and notices ..........................................           105,379
Professional fees ........................................................            64,112
Registration fees ........................................................            58,668
Trustees' fees and expenses ..............................................            12,386
Other ....................................................................             3,760
                                                                              --------------
  Total Expenses .........................................................         7,416,172
                                                                              --------------
  Net Investment Loss ....................................................        (5,059,979)
                                                                              --------------
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
  Investments ............................................................      (102,598,803)
  Futures contracts ......................................................          (208,462)
                                                                              --------------
  Net Realized Loss ......................................................      (102,807,265)
                                                                              --------------
Net change in unrealized appreciation/depreciation on investments ........       (12,138,549)
                                                                              --------------
  Net Loss ...............................................................      (114,945,814)
                                                                              --------------
Net Decrease .............................................................    $ (120,005,793)
                                                                              ==============

                        See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
FINANCIAL STATEMENTS CONTINUED


STATEMENT OF CHANGES IN NET ASSETS

                                                                                                              FOR THE PERIOD
                                                                                         FOR THE YEAR       FEBRUARY 26, 2001*
                                                                                            ENDED                THROUGH
                                                                                        JULY 31, 2002         JULY 31, 2001
                                                                                        -------------         -------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss .................................................................... $ (5,059,979)        $  (2,078,220)
Net realized loss ...................................................................... (102,807,265)          (59,748,382)
Net change in unrealized depreciation ..................................................  (12,138,549)          (11,588,332)
                                                                                         ------------         -------------
  Net Decrease ......................................................................... (120,005,793)          (73,414,934)
Net increase (decrease) from transactions in shares of beneficial interest .............  (75,623,311)          518,417,031
                                                                                         ------------         -------------
  Net Increase (Decrease) .............................................................. (195,629,104)          445,002,097
Net Assets:
Beginning of period ....................................................................  445,102,097               100,000
                                                                                         ------------         -------------
End of Period
(Including undistributed net investment income of $656 and a net investment loss of $41,
respectively) .......................................................................... $249,472,993         $ 445,102,097
                                                                                         ============         =============

------------
*      Commencement of operations.

                        See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley All Star Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of companies that are believed to offer the potential for superior growth. The Fund was organized as a Massachusetts business trust on October 5, 2000 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on February 26, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager or Van Kampen Asset Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar

MORGAN STANLEY ALL STAR GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002 CONTINUED

factors); and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS - A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange

MORGAN STANLEY ALL STAR GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002 CONTINUED

transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

G. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

H. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation, calculated by applying the annual rate of 0.60% to the portion of the Fund's average daily net assets managed by the Sub-Advisor.

MORGAN STANLEY ALL STAR GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002 CONTINUED

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $22,023,135 at July 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $22,079, $1,566,882 and $52,199, respectively and received approximately $83,101 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2002 aggregated $843,684,420 and $909,272,567, respectively. Included in the aforementioned transactions are purchases and sales of $565,663 and $670,546, respectively for portfolio transactions with other Morgan Stanley Funds.

MORGAN STANLEY ALL STAR GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002 CONTINUED

For the year ended July 31, 2002 the fund incurred brokerage commissions of $107,999 with Morgan Stanley & Co., Inc., and affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $24,500.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                             FOR THE PERIOD
                                             FOR THE YEAR                 FEBRUARY 26, 2001*
                                                ENDED                           THROUGH
                                            JULY 31, 2002                    JULY 31, 2001
                                   -------------------------------- -------------------------------
                                        SHARES          AMOUNT           SHARES          AMOUNT
                                   --------------- ----------------  -------------- ----------------
CLASS A SHARES
Sold .............................       689,884    $   5,238,133       4,814,042   $ 47,522,701
Redeemed .........................    (1,649,342)     (12,103,465)       (562,605)    (5,025,160)
                                      ----------    -------------       ---------   ------------
Net increase (decrease) - Class A       (959,458)      (6,865,332)      4,251,437     42,497,541
                                      ----------    -------------       ---------   ------------
CLASS B SHARES ...................
Sold .............................     5,629,974       42,663,763      41,818,954    409,652,487
Redeemed .........................   (12,678,341)     (91,654,404)     (2,658,700)   (23,733,802)
                                     -----------    -------------      ----------   ------------
Net increase (decrease) - Class B     (7,048,367)     (48,990,641)     39,160,254    385,918,685
                                     -----------    -------------      ----------   ------------
CLASS C SHARES ...................
Sold .............................       832,084        6,264,431       7,092,312     69,729,170
Redeemed .........................    (2,257,359)     (16,439,877)       (594,876)    (5,325,527)
                                     -----------    -------------      ----------   ------------
Net increase (decrease) - Class C     (1,425,275)     (10,175,446)      6,497,436     64,403,643
                                     -----------    -------------      ----------   ------------
CLASS D SHARES ...................
Sold .............................       204,558        1,533,822       3,372,013     33,511,114
Redeemed .........................    (1,484,051)     (11,125,714)       (878,272)    (7,913,952)
                                     -----------    -------------      ----------   ------------
Net increase (decrease) - Class D     (1,279,493)      (9,591,892)      2,493,741     25,597,162
                                     -----------    -------------      ----------   ------------
Net increase (decrease) in Fund ..   (10,712,593)   $ (75,623,311)     52,402,868   $518,417,031
                                     ===========    =============      ==========   ============

------------
* Commencement of operations.

6. FEDERAL INCOME TAX STATUS

At July 31, 2002, the Fund had a net capital loss carryover of approximately $94,809,000 which will be available through July 31, 2010 to offset future capital gains to the extent provided by regulations.

MORGAN STANLEY ALL STAR GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o JULY 31, 2002 CONTINUED

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $47,833,000 during fiscal 2002.

As of July 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $5,059,780, accumulated net realized loss was charged $896 and accumulated undistributed net investment income was credited $5,060,676.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At July 31, 2002, the Fund had outstanding forward contracts and no outstanding future contracts.

MORGAN STANLEY ALL STAR GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                         FOR THE PERIOD
                                                      FOR THE YEAR     FEBRUARY 26, 2001*
                                                         ENDED              THROUGH
                                                     JULY 31, 2002       JULY 31, 2001
                                                    ---------------   -------------------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period ............     $  8.52               $ 10.00
                                                      -------               -------
Loss from investment operations:
 Net investment loss[+/+] .......................      (0.05)                (0.02)
 Net realized and unrealized loss ...............      (2.43)                (1.46)
                                                      -------               -------
Total loss from investment operations ...........      (2.48)                (1.48)
                                                      -------               -------
Net asset value, end of period ..................     $  6.04               $  8.52
                                                      =======               =======
Total Return+ ...................................      (29.11)%              (14.80)%(1)

Ratios to Average Net Assets(3):
Expenses ........................................        1.38 %                1.37 %(2)
Net investment loss .............................       (0.73)%               (0.44)%(2)

Supplemental Data:
Net assets, end of period, in thousands .........    $ 19,898               $36,225
Portfolio turnover rate .........................         242 %                 106 %(1)

------------
 *     Commencement of operations.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
FINANCIAL HIGHLIGHTS CONTINUED

                                                                         FOR THE PERIOD
                                                      FOR THE YEAR     FEBRUARY 26, 2001*
                                                         ENDED              THROUGH
                                                     JULY 31, 2002       JULY 31, 2001
                                                    ---------------    ------------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period ............      $   8.49             $  10.00
                                                       --------             --------
Loss from investment operations:
 Net investment loss[+/+] .......................         (0.11)               (0.05)
 Net realized and unrealized loss ...............         (2.41)               (1.46)
                                                       --------             --------
Total loss from investment operations ...........         (2.52)               (1.51)
                                                       --------             --------
Net asset value, end of period ..................      $   5.97             $   8.49
                                                       ========             ========
Total Return+ ...................................        (29.68)%             (15.10)%(1)

Ratios to Average Net Assets(3):
Expenses ........................................          2.13 %               2.12 %(2)
Net investment loss .............................         (1.48)%              (1.19)%(2)

Supplemental Data:
Net assets, end of period, in thousands .........      $191,879             $332,425
Portfolio turnover rate .........................           242 %                106 %(1)

------------
 *     Commencement of operations.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
FINANCIAL HIGHLIGHTS CONTINUED

                                                                         FOR THE PERIOD
                                                      FOR THE YEAR     FEBRUARY 26, 2001*
                                                         ENDED              THROUGH
                                                     JULY 31, 2002       JULY 31, 2001
                                                    ---------------   -------------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period ............     $  8.49               $ 10.00
                                                      -------               -------
Loss from investment operations:
 Net investment loss[+/+] .......................       (0.11)                (0.05)
 Net realized and unrealized loss ...............       (2.41)                (1.46)
                                                      -------               -------
Total loss from investment operations ...........       (2.52)                (1.51)
                                                      -------               -------
Net asset value, end of period ..................     $  5.97               $  8.49
                                                      =======               =======
Total Return+ ...................................      (29.68)%              (15.10)%(1)

Ratios to Average Net Assets(3):
Expenses ........................................        2.13 %                2.12 %(2)
Net investment loss .............................       (1.48)%               (1.19)%(2)

Supplemental Data:
Net assets, end of period, in thousands .........     $30,321               $55,173
Portfolio turnover rate .........................         242 %                 106 %(1)

------------
 *     Commencement of operations.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                        See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
FINANCIAL HIGHLIGHTS CONTINUED

                                                                         FOR THE PERIOD
                                                      FOR THE YEAR     FEBRUARY 26, 2001*
                                                         ENDED              THROUGH
                                                     JULY 31, 2002       JULY 31, 2001
                                                    ---------------   -------------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period ............     $  8.52               $ 10.00
                                                      -------               -------
Loss from investment operations:
 Net investment loss[++] ........................       (0.04)                (0.01)
 Net realized and unrealized loss ...............       (2.42)                (1.47)
                                                      -------               -------
Total loss from investment operations ...........       (2.46)                (1.48)
                                                      -------               -------
Net asset value, end of period ..................     $  6.06               $  8.52
                                                      =======               =======
Total Return+ ...................................      (28.87)%              (14.80)%(1)

Ratios to Average Net Assets(3):
Expenses ........................................        1.13%                 1.12%(2)
Net investment loss .............................       (0.48)%               (0.19)%(2)

Supplemental Data:
Net assets, end of period, in thousands .........     $ 7,375               $21,280
Portfolio turnover rate .........................         242%                  106%(1)

------------
 *     Commencement of operations.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                        See Notes to Financial Statements

MORGAN STANLEY ALL STAR GROWTH FUND
INDEPENDENT AUDITORS' REPORT


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY ALL STAR GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley All Star Growth Fund (the "Fund"), including the portfolio of investments, as of July 31, 2002, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and the period February 26, 2001 (commencement of operations) through July 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley All Star Growth Fund as of July 31, 2002, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and the period February 26, 2001 (commencement of operations) through July 31, 2001, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
September 12, 2002

MORGAN STANLEY ALL STAR GROWTH FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                          Number of
                                                  Term of                               Portfolios in
                                                Office and           Principal              Fund
                                Position(s)      Length of         Occupation(s)           Complex
Name, Age and Address of         Held with         Time                During             Overseen         Other Directorships
  Independent Trustee            Registrant       Served*           Past 5 Years        by Trustee**         Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Michael Bozic (61)               Trustee       Trustee since   Retired; Director or         129          Director of Weirton Steel
c/o Mayer, Brown, Rowe & Maw                   April 1994      Trustee of the Morgan                     Corporation.
Counsel to the                                                 Stanley Funds and the
Independent Trustees                                           TCW/DW Term Trusts;
1675 Broadway                                                  formerly Vice Chairman of
New York, NY                                                   Kmart Corporation
                                                               (December 1998-October
                                                               2000), Chairman and Chief
                                                               Executive Officer of
                                                               Levitz Furniture
                                                               Corporation (November
                                                               1995-November 1998) and
                                                               President and Chief
                                                               Executive Officer of
                                                               Hills Department Stores
                                                               (May 1991-July 1995);
                                                               formerly variously
                                                               Chairman, Chief Executive
                                                               Officer, President and
                                                               Chief Operating Officer
                                                               (1987-1991) of the Sears
                                                               Merchandise Group of
                                                               Sears, Roebuck & Co.

Edwin J. Garn (69)               Trustee       Trustee since   Director or Trustee of       129          Director of Franklin
c/o Summit Ventures LLC                        January 1993    the Morgan Stanley Funds                  Covey (time management
1 Utah Center                                                  and the TCW/DW Term                       systems), BMW Bank of
201 S. Main Street                                             Trusts; formerly United                   North America, Inc.
Salt Lake City, UT                                             States Senator (R-Utah)                   (industrial loan
                                                               (1974-1992) and Chairman,                 corporation), United
                                                               Senate Banking Committee                  Space Alliance (joint
                                                               (1980-1986); formerly                     venture between Lockheed
                                                               Mayor of Salt Lake City,                  Martin and the Boeing
                                                               Utah (1971-1974);                         Company) and Nuskin Asia
                                                               formerly Astronaut, Space                 Pacific (multilevel
                                                               Shuttle Discovery (April                  marketing); member of the
                                                               12-19, 1985); Vice                        board of various civic
                                                               Chairman, Huntsman                        and charitable
                                                               Corporation (chemical                     organizations.
                                                               company); member of the
                                                               Utah Regional Advisory
                                                               Board of Pacific Corp.

Wayne E. Hedien (68)             Trustee       Trustee since   Retired; Director or         129          Director of The PMI Group
c/o Mayer, Brown, Rowe & Maw                   September 1997  Trustee of the Morgan                     Inc. (private mortgage
Counsel to the                                                 Stanley Funds and the                     insurance); Trustee and
Independent Trustees                                           TCW/DW Term Trusts;                       Vice Chairman of The
1675 Broadway                                                  formerly associated with                  Field Museum of Natural
New York, NY                                                   the Allstate Companies                    History; director of
                                                               (1966-1994), most                         various other business
                                                               recently as Chairman of                   and charitable
                                                               The Allstate Corporation                  organizations.
                                                               (March 1993-December
                                                               1994) and Chairman and
                                                               Chief Executive Officer
                                                               of its wholly-owned
                                                               subsidiary, Allstate
                                                               Insurance Company (July
                                                               1989-December 1994).

MORGAN STANLEY ALL STAR GROWTH FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                          Number of
                                                  Term of                               Portfolios in
                                                Office and           Principal              Fund
                                Position(s)      Length of         Occupation(s)           Complex
Name, Age and Address of         Held with         Time                During             Overseen         Other Directorships
  Independent Trustee            Registrant       Served*           Past 5 Years        by Trustee**         Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Dr. Manuel H. Johnson (53)       Trustee       Trustee since   Chairman of the Audit        129          Director of NVR, Inc.
c/o Johnson Smick                              July 1991       Committee and Director or                 (home construction);
  International, Inc.                                          Trustee of the Morgan                     Chairman and Trustee of
1133 Connecticut Avenue, N.W.                                  Stanley Funds and the                     the Financial Accounting
Washington, D.C.                                               TCW/DW Term Trusts;                       Foundation (oversight
                                                               Senior Partner, Johnson                   organization of the
                                                               Smick International,                      Financial Accounting
                                                               Inc., a consulting firm;                  Standards Board).
                                                               Co-Chairman and a founder
                                                               of the Group of Seven
                                                               Council (G7C), an
                                                               international economic
                                                               commission; formerly Vice
                                                               Chairman of the Board of
                                                               Governors of the Federal
                                                               Reserve System and
                                                               Assistant Secretary of
                                                               the U.S. Treasury.

Michael E. Nugent (66)           Trustee       Trustee since   Chairman of the Insurance    207          Director of various
c/o Triumph Capital, L.P.                      July 1991       Committee and Director or                 business organizations.
237 Park Avenue                                                Trustee of the Morgan
New York, NY                                                   Stanley Funds and the
                                                               TCW/DW Term Trusts;
                                                               director/ trustee of
                                                               various investment
                                                               companies managed by
                                                               Morgan Stanley Investment
                                                               Management Inc. and
                                                               Morgan Stanley
                                                               Investments LP (since
                                                               July 2001); General
                                                               Partner, Triumph Capital,
                                                               L.P., a private
                                                               investment partnership;
                                                               formerly Vice President,
                                                               Bankers Trust Company and
                                                               BT Capital Corporation
                                                               (1984-1988).

MORGAN STANLEY ALL STAR GROWTH FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED

INTERESTED TRUSTEES:

                                                                                          Number of
                                                  Term of                               Portfolios in
                                                Office and           Principal              Fund
                                Position(s)      Length of         Occupation(s)           Complex
Name, Age and Address of         Held with         Time                During             Overseen         Other Directorships
  Independent Trustee            Registrant       Served*           Past 5 Years        by Trustee**         Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Charles A. Fiumefreddo (69)    Chairman and    Trustee since   Chairman and Director or     129          None
c/o Morgan Stanley Trust       Director or     July 1991       Trustee of the Morgan
Harborside Financial Center,   Trustee                         Stanley Funds and the
Plaza Two,                                                     TCW/DW Term Trusts;
Jersey City, NJ                                                formerly Chairman, Chief
                                                               Executive Officer and
                                                               Director of the
                                                               Investment Manager, the
                                                               Distributor and Morgan
                                                               Stanley Services,
                                                               Executive Vice President
                                                               and Director of Morgan
                                                               Stanley DW, Chairman and
                                                               Director of the Transfer
                                                               Agent, and Director
                                                               and/or officer of various
                                                               Morgan Stanley
                                                               subsidiaries (until June
                                                               1998) and Chief Executive
                                                               Officer of the Morgan
                                                               Stanley Funds and the
                                                               TCW/DW Term Trusts (until
                                                               September 2002).

James F. Higgins (54)          Trustee         Trustee since   Senior Advisor of Morgan     129              None
c/o Morgan Stanley Trust                       June 2000       Stanley (since August
Harborside Financial Center,                                   2000); Director of the
Plaza Two,                                                     Distributor and Dean
Jersey City, NJ                                                Witter Realty Inc.;
                                                               Director or Trustee of
                                                               the Morgan Stanley Funds
                                                               and the TCW/DW Term
                                                               Trusts (since June 2000);
                                                               previously President and
                                                               Chief Operating Officer
                                                               of the Private Client
                                                               Group of Morgan Stanley
                                                               (May 1999-August 2000),
                                                               President and Chief
                                                               Operating Officer of
                                                               Individual Securities of
                                                               Morgan Stanley (February
                                                               1997-May 1999).

Philip J. Purcell (58)         Trustee         Trustee since   Director or Trustee of       129              Director of American
1585 Broadway                                  April 1994      the Morgan Stanley Funds                      Airlines, Inc. and its
New York, NY                                                   and the TCW/DW Term                           parent company, AMR
                                                               Trusts; Chairman of the                       Corporation.
                                                               Board of Directors and
                                                               Chief Executive Officer
                                                               of Morgan Stanley and
                                                               Morgan Stanley DW;
                                                               Director of the
                                                               Distributor; Chairman of
                                                               the Board of Directors
                                                               and Chief Executive
                                                               Officer of Novus Credit
                                                               Services Inc.; Director
                                                               and/or officer of various
                                                               Morgan Stanley
                                                               subsidiaries.

------------
 * Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

MORGAN STANLEY ALL STAR GROWTH FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED

OFFICERS:

                                                       Term of
                                                      Office and
                                  Position(s)         Length of
   Name, Age and Address of        Held with             Time
      Executive Officer            Registrant          Served*            Principal Occupation(s) During Past 5 Years
----------------------------- ------------------- -----------------    ------------------------------------------------------------
Mitchell M. Merin (48)        President and       President since      President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas   Chief Executive     May 1999 and         Investment Management (since December 1998); President,
New York, NY                  Officer             Chief Executive      Director (since April 1997) and Chief Executive Officer
                                                  Officer since        (since June 1998) of the Investment Manager and Morgan
                                                  September            Stanley Services; Chairman, Chief Executive Officer and
                                                  2002                 Director of the Distributor (since June 1998); Chairman
                                                                       (since June 1998) and Director (since January 1998) of the
                                                                       Transfer Agent; Director of various Morgan Stanley
                                                                       subsidiaries; President (since May 1999) and Chief Executive
                                                                       Officer (since September 2002) of the Morgan Stanley Funds and TCW/DW Term Trusts; Trustee of various Van Kampen
                                                                       investment companies (since December 1999); previously Chief
                                                                       Strategic Officer of the Investment Manager and Morgan
                                                                       Stanley Services and Executive Vice President of the
                                                                       Distributor (April 1997-June 1998), Vice President of the
                                                                       Morgan Stanley Funds (May 1997-April 1999), and Executive
                                                                       Vice President of Morgan Stanley.

Barry Fink (47)               Vice President,     Vice President,      General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas   Secretary and       Secretary            December 2000) of Morgan Stanley Investment Management;
New York, NY                  General Counsel     and General          Managing Director (since December 2000), and Secretary and
                                                  Counsel since        General Counsel (since February 1997) and Director (since
                                                  February 1997        July 1998) of the Investment Manager and Morgan Stanley
                                                                       Services; Assistant Secretary of Morgan Stanley DW; Vice
                                                                       President, Secretary and General Counsel of the Morgan
                                                                       Stanley Funds and TCW/DW Term Trusts (since February 1997);
                                                                       Vice President and Secretary of the Distributor; previously,
                                                                       Senior Vice President, Assistant Secretary and Assistant
                                                                       General Counsel of the Investment Manager and Morgan Stanley
                                                                       Services.

Thomas F. Caloia (56)         Treasurer           Treasurer since      First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                          April 1989           Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                                           Services; Treasurer of the Morgan Stanley Funds.
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)        Vice President      Since October        Managing Director, Chief Administrative Officer and Director
1221 Avenue of the Americas                       1998                 (since February 1999) of the Investment Manager and Morgan
New York, NY                                                           Stanley Services and Chief Executive Officer and Director of
                                                                       the Transfer Agent; previously Managing Director of the TCW
                                                                       Group Inc.

Joseph J. McAlinden (59)      Vice President      Since July 1995      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                            Investment Manager, Morgan Stanley Investment Management Inc.
New York, NY                                                           and Morgan Stanley Investments LP; Director of the Transfer
                                                                       Agent; Chief Investment Officer of the Van Kampen Funds.

Francis Smith (37)            Vice President      Since                Vice President and Chief Financial Officer of the Morgan
c/o Morgan Stanley Trust      and Chief           September            Stanley Funds and the TCW/DW Term Trusts (since September
Harborside Financial Center   Financial Officer   2002                 2002); Executive Director of the Investment Manager and
Plaza Two,                                                             Morgan Stanley Services (since December 2001). Formerly, Vice
Jersey City, NJ                                                        President of the Investment Manager and Morgan Stanley
                                                                       Services (August 2000-November 2001), Senior Manager at
                                                                       PricewaterhouseCoopers LLP (January 1998-August 2000) and
                                                                       Associate-Fund Administration at BlackRock Financial
                                                                       Management (July 1996-December 1997).



------------
 * Each Officer serves an indefinite term, until his or her successor is elected.

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

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
James F. Higgins
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAliden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

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MORGAN STANLEY
ALL STAR GROWTH FUND


ANNUAL REPORT
JULY 31, 2002